STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2012
AVX Corporation
Summary of Activity under Stock Option Plans

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2011	3,955	$14.08
Granted	530	14.54
Exercised	(84)	11.80		¥24
Expired and cancelled	(57)	19.43

Outstanding at March 31, 2012	4,344	$14.12	5.06	¥241

Exercisable at March 31, 2012	3,043	$14.49	3.69	¥167

Unvested Share Activity under Stock Options Plans

Unvested share activity under stock option plans at March 31, 2012 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value
Unvested balance at March 31, 2011	1,295	$3.22
Options granted	530	3.03
Options forfeited	(11)	3.01
Options vested	(513)	3.61

Unvested balance at March 31, 2012	1,301	$2.99

Significant Weighted Average Assumptions Used for Estimating Fair Value of Options Issued under Stock Option Plans

The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2010	2011	2012
Expected life	5 years	5 years	6 years
Interest rate	2.4%	2.3%	1.8%
Volatility	27%	27%	23%
Expected dividends	1.7%	1.3%	1.5%

Total Unrecognized Compensation Costs Related to Unvested Awards

The total unrecognized compensation costs related to unvested awards as of March 31, 2010, 2011 and 2012 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2010	2011	2012
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥211	¥142	¥95

Amounts Recorded in Consolidated Financial Statements Related to Grants and Exercises of Options

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2010, 2011 and 2012.

	Years ended March 31,
	2010	2011	2012
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥159	¥190	¥93
Tax benefit associated with stock based compensation expense	31	23	50
Cash received from the exercise of options	12	517	79
Excess tax benefit from stock-based payment arrangements	1	44	8

Kyocera International Inc
Summary of Activity under Stock Option Plans

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2011	297	$2.25
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(28)	2.77

Outstanding at March 31, 2012	269	$2.20	2.46	—

Exercisable at March 31, 2012	269	$2.20	2.46	—